SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-23C-1

STATEMENT BY REGISTERED CLOSED-END
INVESTMENT COMPANY WITH RESPECT TO
PURCHASES OF ITS OWN SECURITIES PURSUANT
TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

REPORT FOR CALENDAR MONTH AUGUST 2002

        THE CENTRAL EUROPEAN EQUITY FUND, INC.
(Name of registered closed-end investment company)

              			     Approx Asset
Date	         Number    Price    Value or Approx       Seller
Each   Ident   Shares     Per      Asset Cov/Shr     or Seller's
Trans   Sec    Purch     Share    at Time of Purch      Broker


08-01   CEE      2000      12.2000      14.75 	     Weeden & Co
08-06	  " "      1500      11.8900      14.48             " "
08-07	  " "       400      12.0500      14.34             " "
08-08	  " "      2400      12.0600      14.40             " "
08-09	  " "       300      12.1400      14.37             " "
08-13	  " "      1000      12.2400      14.56             " "
08-14	  " "      1000      12.2900      14.71             " "
08-15	  " "       500      12.2900      14.80             " "
08-19	  " "       700      12.4400      15.03             " "
08-20	  " "       800      12.3300      14.93             " "
08-21   " "       200      12.7400      15.35             " "
08-22   " "       200      13.0900      15.42             " "
08-27   " "      1900      13.2000      15.87             " "
08-28   " "      1500      13.2380      15.60             " "
08-29   " "       200      13.2500      15.41             " "
08-30   " "       600      12.9600      15.55             " "


The Central European Equity Fund, Inc.
Name of Registrant
By Isabella Chan - Fund Administrator
Date of Statement          09/04/02